S-K 1603, SPAC Sponsor; Conflicts of Interest	Apr. 20, 2026	Mar. 27, 2026
spac [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsors, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private units (and the underlying securities), subject to exceptions, as summarized in the table below.

Subject Securities	Transfer Restriction Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder shares	The earlier to occur of (a) 180 days after the completion of our initial business combination and (b) upon completion of our initial business combination, (x) if the last reported sale price of our ordinary shares equals or exceeds $12.00 per unit (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. We refer to such transfer restrictions throughout this prospectus as the lock-up.	Vernal One, Xesse Ventures, Du Jun, Fu Qiang, Qi Zhenhuan, Wang Pei, Yi Binghan and Saloon Tham	Transfers permitted (i) to any officer, director, or employee of the company, including to a family member or affiliate of such officer, director, or employee; (ii) by private sales or transfers, in each case, made in connection with the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iii) in the event of our liquidation prior to the completion of our initial business combination; (iv) by virtue of the laws of the Cayman Islands or our sponsors’ limited liability company agreement upon dissolution of our sponsors; and (v) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination

Private units	Until 30 days after the completion of our initial business combination (except, among other limited exceptions as described under “Principal Shareholders,” to our officers and directors and other persons or entities affiliated with the sponsors).	Same as above	Same as above

Except for the contractual restriction of the lock-up, there is no other restriction on the sponsors or their beneficial owner’s ability to share, sell or otherwise dispose of part or all of the interests in the Company. Please see “Risk Factors - Transfers of founder shares are permitted in certain circumstances despite the contractual lock-up to which the founder shares are subject to, which poses risks including sponsors removal, hindering deal completion, and introducing conflicts or control changes.”

Executive Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	●Our executive officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our executive officers and directors is engaged in several other business endeavors for which he or she may be entitled to substantial compensation, and our executive officers and directors are not obligated to contribute any specific number of hours per week to our affairs.
SPAC Officers and Directors [Member]
spac [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors is included by a target business as a condition to any agreement with respect to our initial business combination.